First Trust Capital Strength ETF
Summary Information
Investment Objective

The First Trust Capital Strength ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called The Capital Strength Index™ (the "Index").

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	First Trust Capital Strength ETF First Trust Capital Strength ETF
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	First Trust Capital Strength ETF First Trust Capital Strength ETF
Management Fees	0.50%
Distribution and Service (12b-1) Fees	none	[1]
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.64%
Fee Waiver and Expense Reimbursement	none	[2]
Net Annual Fund Operating Expenses	0.64%
[1]	Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2018.
[2]	First Trust Advisors L.P., the Fund's investment advisor, has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed 0.65% of its average daily net assets per year (the "Expense Cap") at least through April 30, 2018. Expenses reimbursed and fees waived under such agreement are subject to recovery by the Fund's investment advisor for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees waived by the Fund's investment advisor. The agreement may be terminated by the Trust on behalf of the Fund at any time and by the Fund's investment advisor only after April 30, 2018 upon 60 days' written notice.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until April 30, 2018, and thereafter at 0.89% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. The example assumes that the Fund's investment advisor's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.65% of average daily net assets per year will be terminated following April 30, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
First Trust Capital Strength ETF | First Trust Capital Strength ETF | USD ($)	65	259	469	1,073

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 85% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is developed, maintained and sponsored by Nasdaq, Inc. (the "Index Provider"). In constructing the Index, the Index Provider begins with the largest 500 U.S. companies included in the NASDAQ US Benchmark Index and excludes the following: companies with less than $1 billion in cash and short term investments; companies with long-term debt divided by market capitalization greater than 30%; and companies with return on equity less than 15%. The Index Provider then ranks all remaining stocks in the universe by one-year and three-month daily volatility (one-year and three-month daily volatility factors are equally weighted), and selects the top 50 companies with the lowest combined volatility score, subject to a maximum weight of 30% from any one of the ten Industry Classification Benchmark industries. The stocks in the Index are equally weighted initially and on each reconstituting and rebalancing effective date. The Index is reconstituted and rebalanced on a quarterly basis. The inception date of the Index was March 20, 2013. As of March 31, 2017, the Index was comprised of 50 securities.

NASDAQ® and The Capital Strength IndexTM are trademarks (the "Marks") of Nasdaq, Inc. (collectively with its affiliates "NASDAQ"). The Marks are licensed for use with the Fund by the Fund's investment advisor. The Fund has not been passed on by NASDAQ as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by NASDAQ. The Fund should not be construed in any way as investment advice by NASDAQ. NASDAQ makes no warranties and bears no liability with respect to the Fund.

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant (as defined in the "Frequent Purchases and Redemptions" Section) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the Fund's net asset value and possibly face delisting.

CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund's third party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FLUCTUATION OF NET ASSET VALUE RISK. The net asset value of shares of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on Nasdaq. The Fund's investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on Nasdaq at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed either in-kind or for cash in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund's investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained.

HEALTH CARE COMPANIES RISK. Health care companies are companies involved in medical services or health care, including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services. These companies are subject to extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that the product will ever come to market. Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.

INFORMATION TECHNOLOGY COMPANIES RISK. Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

MARKET MAKER RISK. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund's shares are trading on Nasdaq which could result in a decrease in value of the Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

TRADING ISSUES RISK. Although the shares of the Fund are listed for trading on Nasdaq, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on Nasdaq may be halted due to market conditions or for reasons that, in the view of Nasdaq, make trading in shares inadvisable. In addition, trading in shares on Nasdaq is subject to trading halts caused by extraordinary market volatility pursuant to Nasdaq "circuit breaker" rules. Market makers are under no obligation to make a market in the Fund's shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of Nasdaq necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on Nasdaq in the event the Fund's assets are small or the Fund does not have enough shareholders.

Annual Total Return

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index, a broad-based market index and a specialized securities market index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

On June 4, 2013, the Fund's underlying index changed from the Credit Suisse U.S. Value Index, Powered by HOLTTM to The Capital Strength IndexTM. On June 18, 2010, the Fund's underlying index changed from the Deutsche Bank CROCI® US+ IndexTM to the Credit Suisse U.S. Value Index, Powered by HOLTTM. Therefore, the Fund's performance and total returns shown for the periods prior to June 4, 2013, are not necessarily indicative of the performance the Fund, based on its current index, would have generated. Returns for an underlying index are only disclosed for those periods in which the index was in existence for the whole period. Since the Fund's new underlying index had an inception date of March 20, 2013, it was not in existence for all of the periods disclosed.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

First Trust Capital Strength ETF Calendar Year Total Returns as of 12/31

During the periods shown in the chart above:

Best Quarter		Worst Quarter
20.75%	June 30, 2009	-22.37%	December 31, 2008

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Average Annual Total Returns for the Periods Ended December 31, 2016
Average Annual Total Returns - First Trust Capital Strength ETF		1 Year	5 Years	10 Years	Since Inception	Inception Date
First Trust Capital Strength ETF		8.57%	15.25%	8.07%	8.73%	Jul. 06, 2006
First Trust Capital Strength ETF | After tax on distributions		7.89%	14.45%	7.40%	8.08%
First Trust Capital Strength ETF | After tax on distributions and sale of fund shares		4.84%	11.88%	6.20%	6.80%
The Capital Strength Index™ (reflects no deduction for fees, expenses or taxes)	[1]	9.31%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		11.96%	14.66%	6.95%	7.80%
S&P 500 Value Index (reflects no deduction for fees, expenses or taxes)	[2]	17.40%	14.69%	5.50%	6.46%
[1]	On June 4, 2013, the Fund's underlying index changed from the Credit Suisse U.S. Value Index, Powered by HOLT(TM) to The Capital Strength Index(TM). On June 18, 2010, the Fund's underlying index changed from the Deutsche Bank CROCI® US+ Index(TM) to the Credit Suisse U.S. Value Index, Powered by HOLT(TM). Therefore, the Fund's performance and total returns shown for the period prior to June 4, 2013 are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Fund's new underlying index had an inception date of March 20, 2013, it was not in existence for all of the periods disclosed.
[2]	The Fund no longer uses the S&P 500 Value Index as a comparative index for the Fund as the Advisor has determined that this index is no longer representative of the Fund's investment strategy and portfolio holdings. The S&P 500 Value Index will be represented in performance comparisons of the Fund until May 1, 2018.